Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
8. Derivative Financial Instruments
We use derivative financial instruments to manage interest rate risk associated with our variable-rate term loans and we record such derivative financial instruments in our accompanying condensed consolidated balance sheets as either an asset or a liability measured at fair value. The following table lists the derivative financial instruments held by us as of March 31, 2021 and December 31, 2020, which are included in security deposits, prepaid rent and other liabilities in our accompanying condensed consolidated balance sheets:

					Fair Value
Instrument	Notional Amount	Index	Interest Rate	Maturity Date	March 31, 2021	December 31, 2020
Swap	$139,500,000	one month LIBOR	2.49%	11/19/21	$(2,108,000)	$(2,915,000)
Swap	58,800,000	one month LIBOR	2.49%	11/19/21	(888,000)	(1,229,000)
Swap	45,000,000	one month LIBOR	0.20%	11/19/21	(20,000)	(27,000)
Swap	36,700,000	one month LIBOR	2.49%	11/19/21	(554,000)	(766,000)
Swap	15,000,000	one month LIBOR	2.53%	11/19/21	(230,000)	(318,000)

	$295,000,000				$(3,800,000)	$(5,255,000)

As of both March 31, 2021 and December 31, 2020, none of our derivative financial instruments were designated as hedges. For the three months ended March 31, 2021 and 2020, we recorded $1,455,000 and $(4,605,000), respectively, as a decrease (increase) to interest expense in our accompanying condensed consolidated statements of operations related to the change in the fair value of our derivative financial instruments.
See Note 14, Fair Value Measurements, for a further discussion of the fair value of our derivative financial instruments.

8. Derivative Financial Instruments
We record derivative financial
 instruments in our accompanying consolidated balance sheets as either an asset or a liability measured at fair value. The following table lists the derivative financial instruments held by us as of
December 31, 2020 and 2019, which are included in security deposits, prepaid rent and other liabilities in our accompanying consolidated balance sheets:

					Fair Value
					December 31,
Instrument	Notional Amount	Index	Interest Rate	Maturity Date	2020	2019
Swap	$139,500,000	one month LIBOR	2.49%	11/19/21	$(2,915,000)	$(2,441,000)
Swap	58,800,000	one month LIBOR	2.49%	11/19/21	(1,229,000)	(1,029,000)
Swap	45,000,000	one month LIBOR	0.20%	11/19/21	(27,000)	—
Swap	36,700,000	one month LIBOR	2.49%	11/19/21	(766,000)	(642,000)
Swap	15,000,000	one month LIBOR	2.53%	11/19/21	(318,000)	(273,000)

	$295,000,000				$(5,255,000)	$(4,385,000)

As of both December 31, 2020 and
2019
, none of our derivative financial instruments were designated as hedges as defined by guidance under ASC Topic 815. Derivative financial instruments not designated as hedges are not speculative and are used to manage our exposure to interest rate movements, but do not meet the strict hedge accounting requirements. For the years ended December 31, 2020 and 2019, we recorded $(870,000) and $(4,385,000), respectively, as an increase to interest expense in our accompanying consolidated statements of operations related to the change in the fair value of our derivative financial instruments. We did not have any derivative financial instruments during the year ended December 31, 2018.
See Note 14, Fair Value Measurements, for a further discussion of the fair value of our derivative financial instruments.